List of pending litigation of the below-referenced Fund as of November 14, 2024 which are: (1) any bankruptcy, receivership or similar proceeding with respect to the Fund or any of its significant subsidiaries; (2) any proceeding to which any director, officer or other affiliated person of the Fund is a party adverse to the Fund or any of its subsidiaries; and (3) any proceeding involving the revocation or suspension of the right of the Registrant to sell securities:

Fund		Description	Parties
Puerto Rico Residents Tax-Free Fund IV, Inc.	UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO COMPLAINT FOR VIOLATIONS OF THE FEDERAL SECURITIES LAWS Case Number: 3:22-cv-01101-GMM-GLS	Plaintiffs filed a complaint in the United States District Court for the District of Puerto Rico against Defendants, for violations of the U.S. Federal Securities laws.

TAX-FREE FIXED INCOME FUND FOR PUERTO RICO RESIDENTS, INC., TAXFREE FIXED INCOME FUND II FOR PUERTO RICO RESIDENTS, INC., TAXFREE FIXED INCOME FUND III FOR PUERTO RICO RESIDENTS, INC., TAXFREE FIXED INCOME FUND IV FOR PUERTO RICO RESIDENTS, INC., TAXFREE FIXED INCOME FUND V FOR PUERTO RICO RESIDENTS, INC., PUERTO RICO RESIDENTS TAX-FREE FUND, INC., PUERTO RICO RESIDENTS TAX-FREE FUND IV, INC., PUERTO RICO RESIDENTS TAX-FREE FUND VI, INC., and TAX-FREE FUND FOR PUERTO RICO RESIDENTS, INC. – Plaintiffs.

v.

OCEAN CAPITAL LLC, WILLIAM HEATH HAWK, JOSÉ R. IZQUIERDO II, BRENT D. ROSENTHAL, ROXANA CRUZ-RIVERA, ETHAN DANIAL, MOJDEH L. KHAGAN, PRCE MANAGEMENT LLC, BENJAMIN T. EILER, VASILEIOS A. SFYRIS, FRANCISCO GONZALEZ, GUSTAVO NEVAREZ TORRES, ALEJANDRO ACOSTA RIVERA, HONNE II, LP, MEIR

HURWITZ, MARIO J. MONTALVO, JOSE M. PEREZ-GUTIERREZ, RAD INVESTMENTS, LLC, SANZAM INVESTMENTS LLC, JUAN E. SOTO ALVARADO, SANDRA CALDERON, THE

ESTATE OF JOSE HIDALGO, and AVRAHAM ZEINES - Defendants.